FK Loan ID	Loan Number	Loan ID	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXX	1	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	2	1	1	1	1	Third Party Fraud Report not Provided-Missing Third Party Fraud Report-Resolved-- Third Party Fraud Report is provided			QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	3	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	4	1	1	1	1
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded.

 RESPA: AfBA Disclosure is Provided or Not Applicable

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	5	2	1	1	2
RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 RESPA: AfBA Disclosure is Missing-Document Uploaded. Privacy policy provided but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains.

 RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	6	2	1	1	2
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	7	2	2	1	1
Hazard Insurance Effective Date is after the Note Date-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX-Acknowledged--This finding is non-material and will be rated as B for all agencies.

										ATR/QM: Exempt
XXXX	XXXX	8	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	9	1	1	1	1
Missing Post Close Valuation - 1-Document Uploaded. Drive Report is not acceptable secondary valuation product to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	10	1	1	1	1	OFAC Check Not Completed and/or Cleared-OFAC Check Not Completed and/or Cleared OFAC Check Not Completed.-Resolved-- OFAC Check Completed and Cleared
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	11	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	12	1	1	1	1
Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file.-Resolved--Document Uploaded.
 Two months bank statements provided to verify social security income as required by guidelines. Condition cleared.

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing proof of Borrower's Social Security income. -Resolved--ATR Risk - Current Income or Current Assets were considered

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	13	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	14	1	1	1	1
Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete. Additional conditions may apply.
-Resolved--Initial LE provided to meet timing requirement. Compliance retested and passed. Condition cleared.

 TRID: Missing Closing Disclosure-The initial closing disclosure(s) are missing from the loan file. Additional conditions may apply.-Resolved--Initial CD provided to meet timing requirement. Compliance retested and passed. Condition cleared.

 Privacy Notice Required - Missing or Incomplete-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Evidence privacy notice provided to borrower. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	15	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	16	1	1	1	1				QM: Higher Priced APOR (APOR HP)
XXXX	XXXX	17	2	1	2	1	Borrower 1 3rd Party VOE Prior to Close Missing-Borrower 1 3rd Party VOE Prior to Close Missing-Resolved--Borrower 1 3rd Party VOE Prior to Close Was Provided	Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.
ATR Risk - Employment validation/verification standards do not meet requirements-ATR Risk - Employment validation/verification standards do not meet requirements-Resolved--ATR Risk - Employment validation/verification standards meet requirements

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($537,084.92) is ($777.69) below the actual finance charge($537,862.61). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower.-Resolved--Lender credit had already been applied, but borrower's outside attorney of $XXX excluded from fees. Compliance retested and passed. Condition cleared.
 Resolved

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	18	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	19	1	1	1	1
Missing Post Close Valuation - 1-Document Uploaded. LoanSafe Fraud Manager Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	20	1	1	1	1
Missing Post Close Valuation - 1-Document Uploaded. Drive Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	21	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	22	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	23	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	24	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	25	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	26	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	27	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	28	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	29	1	1	1	1
Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date (Investment Property Warning)-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.

 Federal - Loan Estimate Received At Least Four Business Days Before Consummation-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.
 Resolved

 Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.
 Resolved

 Federal - Loan Estimate Received At Least Four Business Days Before Consummation (Investment Property Warning)-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to the consummation date of (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.
 Resolved

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.
 Resolved

 Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared.
 Resolved

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	30	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	31	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	32	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	33	1	1	1	1
Taxpayer Consent Form Missing-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file.-Resolved--Tax Payer Consent form provided; condition resolved.

 Lender Credits That Cannot Decrease Test (50001261)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $XXX.XX in Section J.  Final CD dated xx/xx/xxxx reflects a general Lender Credit of $XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	34	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	35	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	36	2	1	1	2
Federal - Finance Charge Disclosure Tolerance (Closed End)-Lender appeal reviewed.  No additional seller concession to consider.  Lender used PPFC of $X,XXX.XX whereas Audit used PPFC of $X,XXX.XX based on detailed fees cited as included. No itemization of Lender used PPFC in file. Condition remains.
 Allocation of Fees showing Section H charges paid by seller.  However, these fees were not included in initial testing. Total prepaid finance charges included in testing:  Processing Fee A02 = $X,XXX.XX. Project Processing Fee A03 = $XXX.XX, Tax Service Fee A04 = $XX.XX, Flood Life of Loan B04 = $X.XX, Title - Closing Fee C02 = $XXX.XX, Title - Wire, Courier, Storage Fees = $XXX.XX and Prepaid Interest F03 = $XX.XX. Condition remains.
 Document Uploaded.
 Lender rebuttal was reviewed. Audit findings remain the same. Fees included in the calculation data are as follows: Processing Fee, Tax Related Service Fee, Flood life of loan fee, Settlement or Closing Fee, Courier Fee and Prepaid Interest fee for a total of $X,XXX.XX. The disclosed finance charge ($176,808.64) is ($138.08) below the actual finance charge ($176,946.72). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) Audit used Lender's index value of 1.635%. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.
 The disclosed finance charge ($176,808.64) is ($138.08) below the actual finance charge ($176,946.72). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) Audit used Lender's index value of 1.635%.  Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Lender rebuttal was reviewed. Audit re-analyzed documentation and has determined that the 6 elements of information for the subject property were not disclosed until XX/XX/XXXX. This is based on the AUS and the Application Disclosure documents, as well as the Lock Agreements and various system screen shots, that all reflect a complete subject property address as of that date. Prior documentation did not include a complete property address, therefore did not meet the 6 elements of information requirements. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	37	1	1	1	1
Taxpayer Consent Form Missing-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. Taxpayer Consent Form is missing from the file.-Resolved--Taxpayer consent present on application disclosure. Condition cleared.

										ATR/QM: Exempt
XXXX	XXXX	38	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	39	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	40	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	41	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	42	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	43	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	44	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	45	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	46	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	47	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	48	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence of Application Date provided; condition resolved.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	49	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	50	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	51	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	52	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	53	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	54	2	1	1	2
Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))  This finding is outside the statute of limitations and will be rated a B for all agencies. -Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence of RESPA 1003 date of XX/XX/XXXX provided. Initial LE provided within timing requirement. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X,XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees).  No additional cure provided. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001262)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X,XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X,XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees).  No additional cure provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	55	2	1	1	2
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	56	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	57	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	58	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 An AVM Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	59	1	1	1	1
Third Party Fraud Report not Provided-Document Uploaded. Mavent compliance report provided, but exception is for borrower fraud report. Condition remains.
 Missing Third Party Fraud Report-Resolved--
 Third Party Fraud Report is provided

 Invalid AUS-Document Uploaded. Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additionally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains.
 The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Insufficient Assets.-Resolved--Updated account statement provided showing sufficient assets. Condition cleared.

 Insufficient asset documentation in file - assets do not cover closing costs-Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additionally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains.
 Verified assets of $XXX less cash to close $XXX results in $XXX shortage of funds to close.-Resolved--Updated account statement provided showing sufficient assets. Condition cleared.

Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 An AVM Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additonally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains.
 ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--
 ATR Risk - Current Income or Current Assets were considered

 RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Resolved--RESPA: AfBA Disclosure is Provided or Not Applicable

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	60	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	61	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	62	1	1	1	1
RESPA: Toolkit Missing or Incomplete-Document Uploaded. Screen prints provided do not list Toolkit among disclosures provided to borrower. Condition remains.
 RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Evidence that RESPA toolkit provided within timing requirement. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of (XX/XX/XXXX) with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of (XX/XX/XXXX). No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	63	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	64	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	65	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	66	1	1	1	1
Hazard Insurance Effective Date is after the Note Date-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX -Resolved--Document Uploaded.
 Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Note Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	67	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	68	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	69	1	1	1	1		S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. S&P value equals B, secondary product within tolerance		QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	70	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	71	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	72	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	73	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	74	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	75	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	76	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	77	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	78	1	1	1	1
New York - Administration, Processing, Application Fee Restriction-Condition remains, Response from Opus compliance:  In general, Part 38 does not contain any restrictions concerning fees that may be charged in a loan. However, the General Regulations of the Banking Board, and the Department of Banking’s position on other fees, do result in the following restrictions:

Application/Processing Fee Restriction: Part 38 of the General Regulations provides that only one application and one processing fee can be taken in a residential mortgage transaction, regardless of whether more than one broker and/or banker is included in the transaction. 3 NY ADC 38.7 (b) (1). Since an Administration Fee includes the services of taking an application and/or processing the loan, including this fee in a loan which also includes an Application Fee or a Processing Fee would violate Part 38. These fees must be reasonable based on the services to be provided to the applicant/borrower and may not be based upon a percentage of the loan amount or amount financed. The Banking Department has taken the position that a lender may not charge a separate "processing" fee in connection with a first lien loan subject to Part 38 of its regulations if the Application Fee includes costs associated with processing the application.

 New York Part 38 does not allow an Administration Fee if either a Processing Fee or an Application Fee is included in the loan. (3 NY ADC 38.7(b)(1)) Only one application fee and only one processing fee, if any, can be taken in any residential mortgage loan transaction irrespective of whether one or more than one mortgage broker, mortgage banker or exempt organization is involved in the transaction.-Resolved--Lender rebuttal reviewed. Opus agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	79	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	80	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	81	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	82	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	83	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	84	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	85	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	86	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	87	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	88	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	89	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	90	1	1	1	1
Missing evidence of rate lock-Document Uploaded. Rate lock agreement provided reflects rate lock date of XX/XX/XXXX, but loan closed XX/XX/XXXX. Condition remains.
 Missing evidence of rate lock-Resolved--Evidence of initial rate lock provided. Condition cleared.
 Evidence of Rate Lock Provided
 Evidence of Rate Lock Provided

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	91	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	92	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($106,906.58) is ($147.61) below the actual finance charge($107,054.19). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Itemization of lender credit provided. Compliance retested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	93	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	94	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	95	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	96	1	1	1	1
New York - Administration, Processing, Application Fee Restriction-New York Part 38 does not allow an Administration Fee if either a Processing Fee or an Application Fee is included in the loan. (3 NY ADC 38.7(b)(1)) Only one application fee and only one processing fee, if any, can be taken in any residential mortgage loan transaction irrespective of whether one or more than one mortgage broker, mortgage banker or exempt organization is involved in the transaction.-Resolved--Lender rebuttal reviewed. Opus agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	97	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	98	1	1	1	1			Missing Attorney Preference Letter-Right To Choose Attorney or Attorney Preference Not In File-Resolved--Lender rebuttal reviewed. Attorney preference letter not required. Condition cleared.	QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	99	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	100	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	101	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	102	2	1	1	2
Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects a Recording Fee of $XXX.XX. The final CD dated XX/XX/XXXX reflect the Recording Fee was increased to $XXX.XX.   Additionally, the Revised Loan Estimate, dated XX/XX/XXXX, reflects the addition of a Reinspection Fee for $XXX.XX. The loan file did not contain a valid COC to support the increase. Section J of the Final CD reflects a $XX tolerance cure that is insufficient. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects a Recording Fee of $XXX.XX. The final CD dated XX/XX/XXXX reflect the Recording Fee was increased to $XXX.XX.   Additionally, the Revised Loan Estimate, dated XX/XX/XXXX, reflects the addition of a Reinspection Fee for $XXX.XX. The loan file did not contain a valid COC to support the increase. Section J of the Final CD reflects a $XX.XX tolerance cure that is insufficient. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	103	2	1	1	2
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  Statute of Limitations has expired, this finding is non-material and will be rated a B for all agencies.
-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	104	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	105	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	106	1	1	1	1
ATR Risk - Credit History taken into consideration does not meet requirements-ATR Risk - Credit History taken into consideration does not meet requirements.  The file is missing the credit report.-Resolved--ATR Risk - Credit History taken into consideration meets requirements

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	107	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	108	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	109	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	110	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	111	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence of RESPA 1003 date provided. Initial LE provided within timing requirements. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	112	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	113	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	114	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	115	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	116	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	117	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	118	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	119	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	120	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	121	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	122	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	123	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	124	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	125	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	126	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	127	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	128	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	129	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	130	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	131	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	132	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	133	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	134	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	135	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	136	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	137	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	138	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Amount (Points) increased on the revised LE dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Loan Amount (Points) fee of ((Fee name) of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Loan Amount (Points) fee of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	139	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	140	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	141	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	142	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	143	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	144	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	145	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	146	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	147	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	148	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	149	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	150	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	151	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	152	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	153	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	154	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	155	1	1	1	1
North Carolina - Fees Limitation-Under the North Carolina Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX.XX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d)) Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt.-Resolved--Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	156	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-Itemization of lender credit is required to determine which fees were paid by lender for TILA finance charge disclosure.  Condition remains.

 The disclosed finance charge ($217,168.54) is ($885.50) below the actual finance charge($218,054.04). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the PCCD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is non-materail due to statute of limitations and will be rated a B for all agencies.

-Resolved--Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	157	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($88,458.72) is ($170.87) below the actual finance charge($88,629.59). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) The disclosed finance charge ($88,458.72) is ($170.87) below the actual finance charge ($88,629.59). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The under disclosure appears to be related to MI, however the amortization schedule in file does not provide MI data. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Finance charge violation was cured at closing from tolerance cure of $XXX.XX to discount points. Condition cleared.

 E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Valid e-consent provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	158	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($69,206.74) is ($673.95) below the actual finance charge($69,880.69). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include the NY Assigning Fee in the amount of $XXX.XX in the calculation.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	159	2	1	1	2
Homeownership Counseling Organizations Disclosure Missing or Incomplete-Homeownership Counseling Organizations Disclosure Missing or Incomplete Homeownership Counseling Organizations Disclosure Missing. This finding is non-material and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Initial Closing Disclosure timing requirement not met-Document Uploaded.
 Evidence provided that borrower received initial CD electronically, but loan file did not include e-consent. Condition remains.
 Document Uploaded. Initial CD provided; however, no evidence that borrower received CD to meet timing requirements.  This finding is outside the statute of limitations and will be rated as B for all agencies.
 The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrowers at consummation. Please provide full disclosure history.  Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-Document Uploaded.
 Evidence provided that borrower received initial CD electronically, but loan file did not include e-consent. Condition remains.
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Finding generated upon receipt of disclosure history. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared.

 ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration do not meet requirements-1008/AUS not included in docs uploaded.  Please provide.
 ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration do not meet requirements  . File is missing 1008, AUS and/or Loan Approval.-Resolved--ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration meets requirements

 ATR Risk - Credit History taken into consideration does not meet requirements-ATR Risk - Credit History taken into consideration does not meet requirements . Credit report missing in file.-Resolved--ATR Risk - Credit History taken into consideration meets requirements
 Document Uploaded.
 ATR Risk - Credit History taken into consideration meets requirements

 ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements . File is missing qualifying income verification.-Resolved--ATR Risk - Current Income or Current Assets were considered
 Document Uploaded.
 ATR Risk - Current Income or Current Assets were considered

 Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply.-Resolved--Full LE disclosure history provided. Condition cleared.

 Missing evidence of rate lock-Evidence of Rate Lock Missing-Resolved--Evidence of Rate Lock Provided

 Missing Initial Lender of Record Application Date - unable to complete Compliance review-Missing Initial Lender of Record Application Date - unable to complete Compliance review Unable to verify application date.-Resolved--Document Uploaded. Evidence of initial application date provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)